SCHEDULE OF SHARE OPTIONS ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning balance	200,000	200,000	637,500
Weighted Average Exercise Price, Beginning balance	$ 11.00	$ 11.00	$ 11.00
Weighted Average Remaining Contractual Life Outstanding		4 years 9 months 18 days	5 years 9 months 18 days	6 years 9 months 18 days
Aggregate Intrinsic Value, Beginning balance
Options Outstanding, Granted	440,000
Weighted Average Exercise Price, Granted
Options Outstanding, Exercised			(437,500)
Weighted Average Exercise Price, Exercised
Options Outstanding, Forfeited	50,000
Weighted Average Exercise Price, Forfeited
Options Outstanding, Vested			200,000
Weighted Average Exercise Price, Vested			$ 11.00
Weighted Average Remaining Contractual Life, Vested			5 years 9 months 18 days
Aggregate Intrinsic Value, Vested
Options Outstanding, Forfeited	(50,000)
Options Outstanding, Ending balance	590,000	200,000	200,000	637,500
Weighted Average Exercise Price, Ending balance	$ 4.88	$ 11.00	$ 11.00	$ 11.00
Aggregate Intrinsic Vale, Ending balance
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life Outstanding	7 years 10 months 6 days